BUSINESS COMBINATIONS	12 Months Ended
Dec. 26, 2015
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

We completed the following business combinations in fiscal 2015 and 2014, which were accounted for using the purchase method (in thousands).

Company Name	Acquisition Date	Purchase Price	Intangible Assets	Net Tangible Assets	Operating Segment	Business Description
Rapid Wood Mfg., LLC (“Rapid Wood”)	February 2, 2015	$1,638 (asset purchase)	$789	$849	West	A supplier of lumber products to the region’s manufactured housing and recreational vehicle industries based in Caldwell, Idaho. Rapid Wood had annual sales of $2.3 million.
Integra Packaging Proprietary, Ltd (“Integra Packaging”)	January 16, 2015	$1,102 (51.94% stock purchase)	$1,406 (The Company portion of Intangible Assets $730 or 51.94%)	$715 (The Company portion of Net Tangible Assets $372 or 51.94%)	All Other	An Australian-based manufacturer and distributor of industrial wood specialty packaging products. Integra Packaging had annual sales of $12.4 million.
Bigs Packaging and Lumber, LLC (“Bigs Packaging”)	November 13, 2014	$20,000 (asset purchase) + $13,212 earnout accrual + $983 noncompete accrual	$25,294	$8,901	West	A Texas-based manufacturer of industrial wood and packaging solutions. Bigs Packaging had annual sales of $50.0 million.
Packnet Ltd (“Packnet”)	November 24, 2014	$7,506 (80% asset purchase)	$7,885 (The Company portion of Intangible Assets $6,308 or 80%)	$1,498 (The Company portion of Net Tangible Assets $1,198 or 80%)	West	A supplier of industrial packaging and services based in Eagan, MN. Packnet had annual sales of $9.0 Million.
High Level Components, LLC (“High Level”)	March 31, 2014	$2,944 (asset purchase)	$—	$3,232	North	A building component manufacturer based in Locust, NC. High Level had annual sales of $6.8 million.
Upshur Forest Products, LLC (“Upshur”)	March 28, 2014 (majority interest) June 25, 2015 (minority interest)	$3,548 (asset purchase)	$1,577	$1,971	West	A sawmill located in Gilmer, TX. Upshur had annual sales of $8.9 million.
Container Systems, Inc. (“CSI”)	March 14, 2014	$2,417 (asset purchase)	$—	$2,417	South	A manufacturer of crates and containers for industrial applications and the moving-and-storage industry, located in Franklinton, NC. CSI had annual sales of $3.0 million.

The intangible assets for each acquisition were finalized and allocated to their respective identifiable intangible asset and goodwill accounts during 2015.

At December 26, 2015, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non- Compete Agreements	Customer Relationships	Goodwill	Goodwill - Tax Deductible
Rapid Wood	$—	$—	$789	$789
Integra Packaging	85	467	854	—
Bigs Packaging	2,500	4,580	18,214	12,082
Packnet	—	—	7,885	7,885
Upshur	1,577	—	—	—

The business combinations mentioned above were not significant to our operating results individually or in aggregate, and thus pro forma results for 2015 and 2014 are not presented.